Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-11
Amendment Flag	false
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Central Index Key	0001585389
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false